UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [ ]: Amendment Number:
                                               -----------------------

      This Amendment (Check only one):   | |  is a restatement
                                         | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             DCM Partners LLC
Address:          909 Third Avenue, 30th Floor
                  New York, NY  10022

Form 13F File Number:   028-12942
                     -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Erik Diamond
Title:       Managing Member
Phone:       212.350.4540

Signature, Place and Date of Signing:


     /s/ Erik Diamond             New York, New York         November 13, 2008
----------------------------     --------------------      ---------------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               DCM PARTNERS LLC
                                   FORM 13F
                       Quarter Ended September 30, 2008

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                 ------------------------------
Form 13F Information Table Entry Total:                       6
                                                 ------------------------------
Form 13F Information Table Value Total:                    $47,077
                                                 ------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None

                                                          DCM PARTNERS LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                            CLASS                VALUE    SHRS OR   SH/  PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
                            -----                ------   -------   ---  ----  ----------     -----          ----------------
NAME OF ISSUER              TITLE     CUSIP    (X$1,000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE      SHARED     NONE
--------------              -----     -----    ---------  -------   ---  ----  ----------   --------     ----      ------     ----
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                  COM     143130102     2,450    175,000  SH         SOLE                     175,000
------------------------------------------------------------------------------------------------------------------------------------
INTEVAC INC                 COM     461148108    22,507  2,115,305  SH         SOLE                   1,277,963   837,342
------------------------------------------------------------------------------------------------------------------------------------
RAM ENERGY RESOURCES INC    COM     75130P109       784    271,175  SH         SOLE                     271,175
-------------------------------------------------------------------------------- ------------------------- -------------------------
STAMPS COM INC              COM     852857200     4,866    416,939  SH         SOLE                    416,939
------------------------------------------------------------------------------------------------------------------------------------
TYLER TECHNOLOGIES INC      COM     902252105    11,917    785,574  SH         SOLE                     535,750   249,824
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP                COM     92839U107     4,553  1,962,600  SH         SOLE                   1,043,300   919,300
------------------------------------------------------------------------------------------------------------------------------------